Related Party Transactions (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	4 Months Ended	12 Months Ended
	Apr. 30, 2019	Feb. 28, 2019 USD ($)	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2019 CNY (¥)	Mar. 31, 2019	Feb. 28, 2019 CNY (¥)	Oct. 31, 2018	Aug. 31, 2018 CNY (¥)
Ya Qiao Education
Related Party Transactions
Amount due from a related party			$ 2,621		¥ 18,750				¥ 16,500
Term of amounts due from the related party			5 years	5 years
Percentage of equity investment into which the loan is to be converted	75.00%
Tus-Juren
Related Party Transactions
Other revenues			$ 947	¥ 6,772
Percentage of equity interest acquired (as a percentage)								30.00%
Term of convertible loan (in years)		5 years
Aggregate amount of convertible loan		$ 53,073					¥ 379,700
Annual interest rate of convertible loan		10.00%					10.00%
Percentage of equity interest disposed (as a percentage)						12.00%